Taxation (Components of Deferred Tax Assets and Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Licensing fees and related costs and deferred revenues	29,704	31,317
Temporary differences related to deductible expenses	54,903	42,831
Other temporary differences	19,317	37,803
Foreign tax credits of Actoz and Eyedentity	200,264	174,938
Development costs	1,563	3,433
Less: Valuation allowance	(215,080)	(189,219)
Total deferred tax assets, net of valuation allowance	90,671	101,103
Deferred tax liabilities
Intangible assets arising from business combinations	102,420	260,186
Withholding taxes	53,516	72,910
Total deferred tax liabilities	155,936	333,096